Post employment benefits - Balance sheet analysis of post employment plans (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
Non-current assets	$ 1,006	$ 1,161
Non-current liabilities	(387)	(409)
Surplus restriction	8	5
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,006	1,161
Non-current liabilities	(141)	(146)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	$ (246)	$ (263)